RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Narrative) (Details)	1 Months Ended			12 Months Ended			147 Months Ended		12 Months Ended					12 Months Ended
	May 30, 2011 USD ($)	Jan. 28, 2011	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Company Controlled by Officers [Member] USD ($)	Dec. 31, 2012 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Companies Controlled by Officers [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Director and Companies Controlled by a Director [Member] USD ($)	Dec. 31, 2011 Director and Companies Controlled by a Director [Member] USD ($)	Dec. 31, 2012 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2011 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2010 Directors and Officers [Member] Consulting Fees [Member] USD ($)	Dec. 31, 2012 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Companies Controlled by a Director [Member] Management Fees [Member] CAD	Dec. 31, 2011 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Companies Controlled by a Director [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Director [Member] USD ($)	Dec. 31, 2010 Director [Member] USD ($)	Dec. 31, 2012 Director [Member] Notes Payable [Member] USD ($)	Dec. 31, 2012 Officers [Member] Notes Payable [Member] USD ($)	Dec. 31, 2011 Officers [Member] Notes Payable [Member] USD ($)	Dec. 31, 2010 Officers [Member] Notes Payable [Member] USD ($)
Related Party Transaction, Amounts of Transaction									$ 256,858	$ 256,327	$ 0						$ 0		$ 0	$ 63,885
Monthly Management Fees																	5,506	5,600
Due to Related Parties								18,815				2,073,965									27,945	0	0	0	0	158
Share-based Compensation				81,178	195,399	0	276,577							50,004	131,118	0
Due from Related Parties													158,474
Stock Issued During Period, Shares, Acquisitions		4,789,035	4,789,035	4,789,035
Equity Issuance, Per Share Amount	$ 0.20		$ 0.20	$ 0.20
Stock Issued During Period, Amount of Debt Settlement	$ 275,783		$ 127,428	$ 957,787
Stock Issued During Period, Amount of Debt Settlement, Shares	1,378,915		637,140	4,789,935